Supplement dated June 18, 2018, to the
Prospectus for your Variable Annuity
Issued by

ALLSTATE LIFE INSURANCE COMPANY
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
This supplement amends certain disclosure contained in the prospectus for your Variable Annuity contract issued by Allstate Life Insurance Company or Allstate Life Insurance Company of New York, as applicable.

Effective on or about July 2, 2018, the trusts and funds listed below will change their names. In addition, the investment advisor, Deutsche Investment Management Americas Inc. will change its name to DWS Investment Management Americas, Inc.

Fund - Current Name	Fund – New Name	Trust - Current Name	Trust – New Name
Deutsche Bond Fund VIP – Class A	DWS Bond Fund VIP – Class A	Deutsche Variable Series I	Deutsche DWS Variable Series I
Deutsche Capital Growth VIP – Class	DWS Capital Growth VIP – Class A	Deutsche Variable Series I	Deutsche DWS Variable Series I
Deutsche Core Equity VIP – Class A	DWS Core Equity VIP – Class A	Deutsche Variable Series I	Deutsche DWS Variable Series I
Deutsche CROCI® International VIP – Class A	DWS CROCI® International VIP – Class A	Deutsche Variable Series I	Deutsche DWS Variable Series I
Deutsche Global Small Cap VIP – Class A	DWS Global Small Cap VIP – Class A	Deutsche Variable Series I	Deutsche DWS Variable Series I
Deutsche Government Money Market VIP – Class A	DWS Government Money Market VIP – Class A	Deutsche Variable Series II	Deutsche DWS Variable Series II
Deutsche Global Income Builder VIP – Class A	DWS Global Income Builder VIP – Class A	Deutsche Variable Series II	Deutsche DWS Variable Series II
Deutsche Small Mid Cap Growth VIP – Class A	DWS Small Mid Cap Growth VIP – Class A	Deutsche Variable Series II	Deutsche DWS Variable Series II

If you have any questions, please contact your financial representative or our Variable Annuities Service Center at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.

Please keep this supplement for future reference together with your prospectus. No other action is required of you.

ALLSTATESUP3